Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2014
Related Party Transactions [Abstract]
Related Party Balances
c)	The Company had the following related party balances as of December 31, 2013 and 2014:

	December 31,
	2013	2014
	RMB	RMB	US$
Amounts due from related parties:
Current:
- Bitcool Media	33,311	20,126	3,244
- Seller of iJoy	24,387	24,476	3,945
- SH Shibei	9,800	9,800	1,579
- Upwise	—	465	75

	67,498	54,867	8,843

Non-current:
- Seller of Aipu Group	—	98,500	15,875

Amounts due to related parties:
Current:
- Seller of the Managed Network Entities	47,755	47,755	7,697
- Seller of iJoy	63,602	50,506	8,140
- Seller of Tianwang and Yilong	19,605	2,970	479
- Seller of GD Tianying	—	9,434	1,520
- Sellers of Dermot Entities	—	205,380	33,101
- SZ Aizhuoyi	—	7,131	1,149
- DCS	—	3,628	585
- Seller of Gehua	16,737	—	—

	147,699	326,804	52,671

	December 31,
	2013	2014
	RMB	RMB	US$
Non-current:
- Seller of iJoy	58,487	18,392	2,964
- Seller of Tianying	—	17,585	2,834
- Sellers of Aipu Group	—	67,531	10,884
- Seller of Dermot Entities	—	177,220	28,563
- Seller of Tianwang and Yilong	19,834	—	—

	78,321	280,728	45,245